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[NEW YORK LIFE LOGO]                  New York Life Insurance Company
                                      51 Madison Avenue, New York, NY 10010
                                      212 576-7000

VIA EDGAR
June 19, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Universal Life Separate Account-I
     File Nos. 333-47728 and 811-07798

Commissioners:

     On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement dated June 15, 2001 to the Prospectus dated May 1, 2001 that Registrant would have filed pursuant to Rule 497 (b) would not have differed from that filed on June 5, 2001 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on June 5, 2001.

     If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-8323.

                                   Very truly yours,

                                   /s/  Richard P. Bowman

                                   Richard P. Bowman
                                   Associate Counsel




                                       NYLIFE for Financial Products & Services